EQUITY - Net Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
EQUITY
Net income for the year	$ 1,895,581	$ 1,941,307
Add: Dilutive impact of cash settling stock-based compensation		(4,736,000)
Net income for the year - diluted	$ 1,895,581	$ 1,936,571
Weighted average number of common shares outstanding - basic	499,904,000	488,723,000
Add: Dilutive impact of common shares related to the RSU plan, PSU plan and LTIP	567,000	1,174,000
Add: Dilutive impact of employee stock options	390,000	16,000
Weighted average number of common shares outstanding - diluted	500,861,000	489,913,000
Net income per share - basic	$ 3.79	$ 3.97
Net income per share - diluted	$ 3.78	$ 3.95
Anti-dilutive employee stock options	0	3,323,122